Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2017-4

Collection Period	04/01/21-04/30/21
Determination Date	5/10/2021
Distribution Date	5/17/2021

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-207329-08.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$225,528,081.27
2.	Collections allocable to Principal		$16,098,038.60
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$250,437.28
5.	Pool Balance on the close of the last day of the related Collection Period		$209,179,605.39
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		30,780
7.	Initial Pool Balance		$1,280,000,020.80
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2a Note Balance	$0.00	$0.00
	c. Class A-2b Floating Rate Note Balance	$0.00	$0.00
	d. Class A-3 Note Balance	$17,888,081.16	$1,539,605.28
	e. Class A-4 Note Balance	$112,280,000.00	$112,280,000.00
	f. Class B Note Balance	$34,560,000.00	$34,560,000.00
	g. Class C Note Balance	$31,360,000.00	$31,360,000.00
	h. Class D Note Balance	$22,400,000.00	$22,400,000.00
	i. Note Balance (sum a - h)	$218,488,081.16	$202,139,605.28
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2a Note Pool Factor	0.0000000	0.0000000
	c. Class A-2b Floating Rate Note Pool Factor	0.0000000	0.0000000
	d. Class A-3 Note Pool Factor	0.0473230	0.0040730
	e. Class A-4 Note Pool Factor	1.0000000	1.0000000
	f. Class B Note Pool Factor	1.0000000	1.0000000
	g. Class C Note Pool Factor	1.0000000	1.0000000
	h. Class D Note Pool Factor	1.0000000	1.0000000
	i. Note Pool Factor	0.1706938	0.1579216
10.	Overcollateralization Target Amount		$7,040,000.11
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$7,040,000.11
12.	Weighted Average Coupon		7.98%
13.	Weighted Average Original Term	months	68.40
14.	Weighted Average Remaining Term	months	22.93
15.	1-Month LIBOR for the interest period ending 5/16/2021		0.11463%
16.	Note Rate applicable to the Class A-2b notes for the interest period ending 5/16/2021		N/A
Collections
17.	Finance Charges:
	a. Collections allocable to Finance Charge		$1,517,581.40
	b. Liquidation Proceeds allocable to Finance Charge		$7,086.61
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$1,524,668.01
18.	Principal:
	a. Collections allocable to Principal		$16,098,038.60
	b. Liquidation Proceeds allocable to Principal		$279,377.08
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$16,377,415.68
19.	Total Finance Charge and Principal Collections (17d + 18d)		$17,902,083.69
20.	Interest Income from Collection Account		$380.54
21.	Simple Interest Advances		$0.00
22.	Available Collections (Ln19 + 20 + 21)		$17,902,464.23

Available Funds
23.	Available Collections	$17,902,464.23
24.	Reserve Account Draw Amount	$0.00
25.	Available Funds	$17,902,464.23
Application of Available Funds
26.	Servicing Fee	0.15%
	a. Monthly Servicing Fee	$187,940.07
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$187,940.07
	d. Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances	$0.00
28.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
29.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2a Monthly Interest	$0.00
	f. Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	h. Total Class A-2a Note Interest (sum e - g)	$0.00
	i. Class A-2b Monthly Interest	$0.00
	j. Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	l. Total Class A-2b Note Interest (sum i - k)	$0.00
	m. Class A-3 Monthly Interest	$31,453.21
	n. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	p. Total Class A-3 Note Interest (sum m - o)	31,453.21
	q. Class A-4 Monthly Interest	$218,010.33
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	t. Total Class A-4 Note Interest (sum q - s)	$218,010.33
30.	Priority Principal Distributable Amount	$0.00
31.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$70,848.00
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$70,848.00
32.	Secondary Principal Distributable Amount	$0.00
33.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$70,560.00
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$70,560.00
34.	Tertiary Principal Distributable Amount	$0.00
35.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$61,600.00
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$61,600.00

36.	Quaternary Principal Distributable Amount	$9,308,475.77
37.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))	$9,948,887.38
38.	Reserve Account Deficiency	$0.00
39.	Regular Principal Distributable Amount	$7,040,000.11
40.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
41.	Remaining Unpaid Trustee and Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any
	a. Remaining Unpaid Trustee Fees, Expenses and Indemnity Amounts	$0.00
	b. Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts	$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity		0.15%
43.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$1,524,668.01
	b. Total Daily Deposits of Principal Collections	$16,377,415.68
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$380.54
	e. Total Deposits to Collection Account (sum a - d)	$17,902,464.23
44.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$187,940.07
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$16,800,947.42
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$913,576.74
	f. Total Withdrawals from Collection Account (sum a - e)	$17,902,464.23
Note Payment Account Activity
45.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2a Interest Distribution	$0.00
	c. Class A-2b Interest Distribution	$0.00
	d. Class A-3 Interest Distribution	$31,453.21
	e. Class A-4 Interest Distribution	$218,010.33
	f. Class B Interest Distribution	$70,848.00
	g. Class C Interest Distribution	$70,560.00
	h. Class D Interest Distribution	$61,600.00
	i. Class A-1 Principal Distribution	$0.00
	j. Class A-2a Principal Distribution	$0.00
	k. Class A-2b Principal Distribution	$0.00
	l. Class A-3 Principal Distribution	$16,348,475.88
	m. Class A-4 Principal Distribution	$0.00
	n. Class B Principal Distribution	$0.00
	o. Class C Principal Distribution	$0.00
	p. Class D Principal Distribution	$0.00
	q. Total Deposits to Note Payment Account (sum a - p)	$16,800,947.42
46.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2a Distribution	$0.00
	c. Class A-2b Distribution	$0.00
	d. Class A-3 Distribution	$16,379,929.09
	e. Class A-4 Distribution	$218,010.33
	f. Class B Distribution	$70,848.00
	g. Class C Distribution	$70,560.00
	h. Class D Distribution	$61,600.00
	i. Total Withdrawals from Note Payment Account (sum a - h)	$16,800,947.42

Certificate Payment Account Activity
47.	Deposits to Certificate Payment Account from Excess Collections	$913,576.74
48.	Withdrawals from Certificate Payment Account for Certificateholder Distribution	$913,576.74
Required Reserve Account Amount		0.15%
49.	Required Reserve Account Amount (0.25% of Initial Pool Balance)	$3,200,000.05
Reserve Account Reconciliation
50.	Beginning Balance (as of end of preceding Distribution Date)	$3,200,000.05
51.	Investment Earnings	$72.58
52.	Reserve Account Draw Amount	$0.00
53.	Reserve Account Amount (Ln 50 + Ln 51 - Ln 52)	$3,200,072.63
54.	Deposit from Available Funds (Ln 44d)	$0.00
55.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
56.	Payment to Depositor if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 55 exist	$72.58
57.	Ending Balance (Ln53 + Ln54 - Ln55 - Ln56)	$3,200,000.05
58.	Reserve Account Deficiency (Ln50 - Ln57)	$0.00
Instructions to the Trustee
59.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
60.	Amount to be paid to Servicer from the Collection Account	$187,940.07
61.	Amount to be deposited from the Collection Account into the Note Payment Account	$16,800,947.42
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$913,576.74
63.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Depositor, if no unfunded Regular Principal distributable amount exists	$72.58
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
66.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account	$0.00
67.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account	$0.00
68.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$16,379,929.09
69.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$218,010.33
70.	Amount to be paid to Class B Noteholders from the Note Payment Account	$70,848.00
71.	Amount to be paid to Class C Noteholders from the Note Payment Account	$70,560.00
72.	Amount to be paid to Class D Noteholders from the Note Payment Account	$61,600.00
73.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections	$913,576.74

Delinquency Activity
		Number of Loans	Principal Balance
74.	Delinquency Analysis
	a. 31 to 60 days past due	432	$4,382,699.70
	b. 61 to 90 days past due	156	$1,739,797.31
	c. 91 to 120 days past due	42	$362,487.68
	d. 121 or more days past due	0	$0.00
	e. Total Past Due (sum a - d)	630	$6,484,984.69
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 74e / Ln 5)		3.1002%

75.	Has a Delinquency Trigger Event occurred?		No

Loss Activity
		Number of Loans	Principal Balance

76.	Defaulted Receivables (charge-offs)	24	$250,437.28
77.	Recoveries	198	$286,463.69
78.	Net Losses (Ln 76 - Ln 77)		$-36,026.41
79.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 78 / Ln 1)		-0.0160%

Cumulative Loss Activity
		Number of Loans	Principal Balance

80.	Defaulted Receivables (charge-offs)	3,085	$40,634,879.85
81.	Recoveries	2,622	$19,525,728.12
82.	Cumulative Net Losses (Ln 80 - Ln 81)		$21,109,151.73
83.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 82 / Ln 7)		1.6492%
84.	Average Net Loss on Defaulted Receivables		$6,842.51

Other Servicing Information

85.	Principal Balance of Receivables extended during the Collection Period		$671,896.15
86.	Pool Balance on the close of the last day of the preceding Collection Period		$225,528,081.27
87.	Ratio of extensions to pool balance (Ln 85 / Ln 86)		0.30%

Servicer Covenant
88.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$4,342,045,000.00
89.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on May 10, 2021.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Vice President and Treasurer